UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Kiley
Title: C.P.A.
Phone: 502-893-4200
Signature, Place, and Date of Signing:
   Frank Kiley Louisville, Kentucky July 20, 2006
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $30332

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWERS CORPORATION    COM              029912201      311 10000.00 SH       SOLE                 10000.00
APPLIED MICRO CIRCUIT CORPORAT COM              03822w109       96 35000.00 SH       SOLE                 35000.00
BIRCH POINT MEDICAL INC.-PVT.P COM              09060w909       50 40000.00 SH       SOLE                 40000.00
BOEING CO                      COM              097023105     1057 12900.00 SH       SOLE                 12900.00
CAMECO CORP                    COM              13321l108     1507 37700.00 SH       SOLE                 37700.00
CARIBOU COFFEE                 COM              142042209     1107 148451.00SH       SOLE                148451.00
CATEPILLAR INC.                COM              149123101      436  5850.00 SH       SOLE                  5850.00
CITIGROUP INC.                 COM              172967101      203  4200.00 SH       SOLE                  4200.00
CITIZENS FINL CORP KY CL A     COM              174613109     2153 336467.00SH       SOLE                336467.00
COLDWATER CREEK INC            COM              193068103      594 22200.00 SH       SOLE                 22200.00
COMMONWEALTH BANCSHARES INC    COM                            3054 109058.00SH       SOLE                109058.00
EOG RESOURCES INC              COM              26875p101      444  6400.00 SH       SOLE                  6400.00
GENENTECH INC.                 COM              368710406     1047 12800.00 SH       SOLE                 12800.00
ISHARES RUSSELL 2000 GROWTH IN COM              464287648      735 10000.00 SH       SOLE                 10000.00
MICROSOFT CORP                 COM              594918104     1051 45100.00 SH       SOLE                 45100.00
MIPS TECHNOLOGIES INC CL A     COM              604567107      182 30000.00 SH       SOLE                 30000.00
McDERMOTT INT'L                COM              580037109      934 20550.00 SH       SOLE                 20550.00
NUCOR CORPORATION              COM              670346105      542 10000.00 SH       SOLE                 10000.00
OCCULOGIX INC WI               COM              67461T107      228 105000.00SH       SOLE                105000.00
OIL SERVICE HOLDERS            COM              678002106     1696 11350.00 SH       SOLE                 11350.00
PEABODY ENERGY CORP.           COM              704549104      201  3600.00 SH       SOLE                  3600.00
PONIARD PHARMACEUTICALS, INC.  COM              732449103       48 50000.00 SH       SOLE                 50000.00
QMED INC.                      COM              747914109      170 40000.00 SH       SOLE                 40000.00
RIGEL PHARMACEUTICALS          COM              766559603      243 25000.00 SH       SOLE                 25000.00
RTI INTL METALS INC            COM              74973w107     1117 20000.00 SH       SOLE                 20000.00
S&P DEPOSITORY RECEIPT         COM              78462F103     2071 16274.00 SH       SOLE                 16274.00
SIRIUS SATELLITE RADIO INC.    COM              82966U103      119 25000.00 SH       SOLE                 25000.00
SPDR ENERGY SEL SECTR          COM              81369Y506      247  4350.00 SH       SOLE                  4350.00
STREETTRACKS GOLD              COM              863307104      539  8800.00 SH       SOLE                  8800.00
STRYKER CORP                   COM              863667101      273  6475.00 SH       SOLE                  6475.00
SUNCOR ENERGY INC              COM              867229106      648  8000.00 SH       SOLE                  8000.00
TEREX CORP                     COM              880779103      286  2900.00 SH       SOLE                  2900.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      471 14900.00 SH       SOLE                 14900.00
TEXAS CAPITAL BANCSHARES       COM              88224q107      349 15000.00 SH       SOLE                 15000.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109     1205 15000.00 SH       SOLE                 15000.00
XM SATELLITE RADIO HOLDINGS IN COM              983759101     1119 76400.00 SH       SOLE                 76400.00
US AIR 1989-A WARRANTS ZERO DU                  91154F9A9        0   500000 SH       SOLE                   500000
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      619 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      507 20000.00 SH       SOLE                 20000.00
FELCOR SUITE HOTELS 7.80% CONV PFD              31430f200      244 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      271  5000.00 SH       SOLE                  5000.00
FNM PREFERRED 5.375            PFD              313586810      930    10.00 SH       SOLE                    10.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      227 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 (DBA PFD              55270b201      262 10000.00 SH       SOLE                 10000.00
NATIONAL BANK OF COMMERCE 7.70 PFD              635458201      504 20000.00 SH       SOLE                 20000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      117   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      118   100000 PRN      SOLE                   100000